Income Tax (Details) - Schedule of tax reconciliation and the impact of the unrecognized deferred tax assets (Parentheticals)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Tax Reconciliation And The Impact Of The Unrecognized Deferred Tax Assets Abstract
Domestic tax rate	25.00%	25.00%	29.58%